STATEMENT OF INVESTMENTS
BNY Mellon International Equity Fund

June 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.3%
China - 5.8%
Alibaba Group Holding, ADR	71,424	[a]	15,406,157
Ping An Insurance Group Company of China, Cl. H	766,500		7,655,078
Tencent Holdings	275,330		17,685,494
			40,746,729
Denmark - 1.6%
Chr. Hansen Holding	105,578		10,883,063
France - 9.2%
AXA	359,405		7,500,465
Bureau Veritas	437,334	[a]	9,214,278
L'Oreal	28,828		9,241,971
Thales	145,675		11,750,644
Total	140,837		5,364,426
Valeo	251,615		6,590,841
Vivendi	579,110		14,843,272
			64,505,897
Germany - 11.3%
Bayer	168,166		12,343,314
Continental	57,945		5,659,763
Deutsche Post	368,865		13,456,074
Fresenius Medical Care & Co.	102,436		8,733,454
HELLA GmbH & Co.	96,522		3,943,769
Infineon Technologies	343,297		8,023,983
SAP	189,869		26,428,921
			78,589,278
Hong Kong - 2.7%
AIA Group	2,036,712		18,955,818
India - 1.1%
Housing Development Finance	223,754		5,248,383
Vakrangee	4,872,018	[a]	2,255,102
			7,503,485
Ireland - 1.3%
CRH	261,588		8,947,071
Japan - 21.9%
Ebara	213,300		4,998,824
FANUC	42,100		7,522,961
Japan Tobacco	282,000		5,232,184
M3	220,400		9,372,795
Pan Pacific International Holdings	560,300		12,287,795

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Japan - 21.9% (continued)
Recruit Holdings	533,613		18,241,081
Seven & i Holdings	159,500		5,205,114
Sony	293,300		20,085,573
Sugi Holdings	196,500		13,292,632
Suntory Beverage & Food	207,400		8,087,414
Suzuki Motor	427,900		14,518,698
TechnoPro Holdings	326,700		18,914,737
Topcon	626,400		5,034,955
Toyota Industries	196,600		10,409,166
			153,203,929
Netherlands - 4.7%
ASML Holding	34,256		12,557,509
Koninklijke Ahold Delhaize	310,198		8,447,097
Wolters Kluwer	148,656		11,596,707
			32,601,313
Norway - 2.3%
DNB	281,420	[a]	3,723,560
Mowi	304,604		5,789,396
TOMRA Systems	182,712	[a]	6,713,558
			16,226,514
South Korea - 1.5%
Samsung SDI	34,547		10,565,515
Sweden - 1.2%
Swedbank, Cl. A	661,997	[a]	8,472,620
Switzerland - 12.5%
Alcon	113,867	[a]	6,524,149
Credit Suisse Group	1,066,519		11,004,673
Lonza Group	24,094		12,704,623
Novartis	192,793		16,751,911
Roche Holding	70,781		24,506,615
Zurich Insurance Group	43,740		15,403,814
			86,895,785
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing, ADR	249,346		14,155,372
United Kingdom - 19.2%
Anglo American	525,019		12,135,801
Associated British Foods	179,141		4,245,137
Barclays	7,776,997	[a]	11,002,660
Diageo	496,663		16,486,201
GlaxoSmithKline	1,075,005		21,781,681
Informa	1,274,715	[a]	7,416,710
Linde	49,531		10,425,662
Persimmon	204,466	[a]	5,782,205

Description		Shares		Value ($)
Common Stocks - 98.3% (continued)
United Kingdom - 19.2% (continued)
Prudential		388,936		5,857,244
RELX		578,404		13,368,729
Royal Bank of Scotland Group		3,789,642	[a]	5,699,880
St. James's Place		520,060		6,130,442
Unilever		255,008		13,524,443
				133,856,795
Total Common Stocks (cost $574,163,061)				686,109,184
	1-Day Yield (%)
Investment Companies - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,767,841)	0.22	1,767,841	[b]	1,767,841
Total Investments (cost $575,930,902)		98.5%		687,877,025
Cash and Receivables (Net)		1.5%		10,420,056
Net Assets		100.0%		698,297,081

ADR—American Depository Receipt

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Fund

June 30, 2020 (Unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	29,561,529	656,547,655	††	-	686,109,184
Investment Companies	1,767,841	-		-	1,767,841
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	489,926		-	489,926
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(706,438)		-	(706,438)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon International Equity Fund

June 30, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
CIBC World Markets Corp.
Euro	12,989,669	British Pound	12,499,743	7/15/2020	489,926
Euro	11,364,876	British Pound	11,470,000	7/15/2020	(105,124)
State Street Bank and Trust Company
British Pound	11,470,000	Euro	11,723,831	7/15/2020	(253,831)
British Pound	12,834,836	Euro	13,182,318	7/15/2020	(347,483)
Gross Unrealized Appreciation					489,926
Gross Unrealized Depreciation					(706,438)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2020 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to

NOTES

sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At June 30, 2020, accumulated net unrealized appreciation on investments was $111,946,123, consisting of $170,417,967 gross unrealized appreciation and $58,471,844 gross unrealized depreciation.

At June 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.